Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities
Net loss	$ (23,403,988)	$ (21,884,183)
Adjustments to reconcile net loss to net cash used in operating activities
Amortization of debt discount on notes payable	893,502	557,961
Amortization of investment premiums	131,899
Change in fair value of accrued license fees	9,381,848	(1,821,713)
Change in fair value of debt conversion feature liability	1,043,478	(390,763)
Stock-based compensation	2,601,448	6,258
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	1,079,772	(17,827)
Deposits	79,225
Accounts payable	219,237	191,008
Accounts payable - related party		(712)
Accrued license fees		21,687,576
Accrued expenses	1,560,079	80,972
Net cash used in operating activities	(8,731,494)	(1,591,423)
Cash flows from investing activities
Purchases of investments	(16,033,042)
Proceeds from sales and maturities of investments	2,563,000
Net cash used in investing activities	(13,470,042)
Cash flows from financing activities
Proceeds from issuances of common stock net of underwriting discounts and commissions	25,392,500
Public offering costs	(2,782,462)	(332,337)
Value of shares withheld related to employee tax withholding	(418,412)
Repurchases of common stock	(38)	(2)
Proceeds from convertible notes payable		2,500,000
Proceeds from stock issuance under employee stock purchase plan	22,641
Net cash provided by financing activities	22,214,229	2,167,661
Net increase in cash and cash equivalents	12,693	576,238
Cash and cash equivalents beginning of period	755,857	179,619
Cash and cash equivalents end of period	768,550	755,857
Supplemental disclosure of non-cash investing and financing transactions
Shares issued in lieu of license fee payment	29,247,711
Unpaid deferred public offering costs	108,791	1,936,338
Conversion of notes payable	456,412
Issuance of common stock to consultant	28,760
Issuance of common stock in exchange for notes receivable	$ 0	0
Repurchases of common stock		$ (1,998)